Share-Based Compensation (Details)			6 Months Ended
	Jul. 01, 2019 shares	Feb. 05, 2019 shares	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Share-Based Compensation [Line Items]
Contractual term			5 years 3 months 18 days	5 years 3 months 18 days
Exercisable shares (in Shares) | shares	2,000,000	1,095,000
Share based compensation terms, description			1) its contractual term (i.e. 10 years after its grant date); or 2) upon the grantee terminates their employment if the vested option has not been exercised. The commencement date of exercise is upon the completion of the Company’s IPO.	1) its contractual term (i.e. 10 years after its grant date); or 2) upon the grantee terminates their employment if the vested option has not been exercised. The commencement date of exercise is upon the completion of the Company’s IPO.
Risk free interest rate			0.14%	0.14%
Dividend yield			0.00%	0.00%
Expected volatility			69.10%	69.10%
Unrecognized share based compensation expense			¥ 1,616,463	$ 10,673
Recognized expense (in Dollars) | $
Share Option Plan [Member]
Share-Based Compensation [Line Items]
Contractual term		10 years	10 years	10 years
Expected lives	10 years		10 years	10 years
Minimum [Member]
Share-Based Compensation [Line Items]
Ordinary shares reverse split			50-for-1	50-for-1
Maximum [Member]
Share-Based Compensation [Line Items]
Ordinary shares reverse split			100-for-1	100-for-1
Two Thousand Nineteen Trust-Type Plan [Member]
Share-Based Compensation [Line Items]
Risk free interest rate			0.14%	0.14%
Dividend yield			0.00%	0.00%
Expected volatility			69.10%	69.10%
Expected lives			10 years	10 years